Prospectus supplement dated June 9, 2021
to the following prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), BOA America's Future Annuity, BOA V, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL - Nationwide Life and Annuity Insurance Company, Marathon Performance VUL, and Nationwide YourLife Survivorship VUL prospectuses dated May 1, 2021
BOA Advisor Variable Annuity prospectus dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract.
Effective on or about July 1, 2021, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Ivy Variable Insurance Portfolios – Asset Strategy: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Asset Strategy: Class II
Ivy Variable Insurance Portfolios – High Income: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy High Income: Class II
Ivy Variable Insurance Portfolios – Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Mid Cap Growth: Class II
PROS-0476
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